1(212) 318-6275
rachaelschwartz@paulhastings.com

April 13, 2015

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

  Re:
  Brookfield Global Listed Infrastructure Income Fund Inc. (the "Fund")
   Registration Statement on Form N-2

Ladies and Gentlemen

        On behalf of the Fund, transmitted herewith is a copy of the Fund's Pre-effective Amendment No. 1 to the Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the "Registration Statement").

        The filing has been marked to show changes from the filing of the initial Registration Statement on March 6, 2015. Certain information related to the closing price of the Fund on the date of the final prospectus is omitted in this filing, in reliance on Rule 430A under the Securities Act of 1933, as amended, and will be completed in the final prospectus filed pursuant to Rule 497(c).

        The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement. To that end, it is proposed that the Registration Statement become effective on April 15, 2015, and acceleration requests have been filed as correspondence.

        Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ RACHAEL L. SCHWARTZ Rachael L. Schwartz for PAUL HASTINGS LLP